Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	CEO[1]		Non-CEO NEOs[2]		Value of Initial Fixed $100 Investment Based on:			Adjusted Book Value per Share Growth[4]
Year	Summary Compensation Table ("SCT") Total ($)	Compensation Actually Paid[5] ($)	Average Summary Compensation Paid ($)	Average Compensation Actually Paid[6] ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return[3] ($)	Net Income ($)	($)	(%)[9]
2025	8,369,392	16,404,804	3,124,856	6,449,591	261.36	206.37	738,347,000	2.97	14
2024	8,829,712	23,269,103	2,830,902	6,428,442	207.61	177.27	762,994,000	2.80	14
2023	7,984,013	21,398,358	2,793,593	5,858,792	165.20	147.06	712,949,000	2.42	14
2022	6,886,074	7,897,495	2,839,667	3,307,887	108.38	121.15	865,349,000	2.80	19
2021	6,385,557	10,175,941	2,810,550	4,282,221	117.20	128.40	634,983,000	1.97	15

Company Selected Measure Name	cumulative ABVS growth
Named Executive Officers, Footnote	Mr. Mattke is the CEO for all years shown. The non-CEO NEOs for 2020-2022 are Messrs. Colson, Miosi and James Hughes, and Ms. Maggio. The non-CEO NEOs for 2023 are Messrs. Colson, Miosi, Hughes (retired) and Steven Thompson (retired), and Ms. Maggio. The non-CEO NEOs for 2024 are Messrs. Colson, Miosi, Candelmo (no longer an Executive Officer of the Company), and Ms. Maggio. The non-CEO NEOs for 2025 are Messrs. Colson and Miosi, and Ms. Maggio.
Peer Group Issuers, Footnote	The peer group total shareholder return shown is weighted according to the respective peers' stock market capitalization at the beginning of each period for which a return is indicated. Our 2021-2025 peer groups are as shown in our "Benchmarking Peer Group" table in the CD&A. Our 2025 compensation benchmarking peer group is identical to that used for 2024 compensation. However, one of our compensation benchmarking peers, Mr. Cooper Group, was acquired in 2025. For purposes of the table, the 2025 total shareholder return for Mr. Cooper Group was calculated through the last trading day immediately before the acquisition occurred.
PEO Total Compensation Amount		$ 8,369,392			$ 8,829,712			$ 7,984,013			$ 6,886,074			$ 6,385,557
PEO Actually Paid Compensation Amount		16,404,804			23,269,103			21,398,358			7,897,495			10,175,941
Adjustment To PEO Compensation, Footnote

5 The following table shows adjustments to the SCT Total for the CEO in order to determine CAP:
Year	SCT Total for CEO ($)	Equity Award Adjustments[7] ($)	Pension Benefits Adjustments[8] ($)	Compensation Actually Paid to CEO ($)
2025	8,369,392	8,215,783	(180,371)	16,404,804
2024	8,829,712	14,439,391	—	23,269,103
2023	7,984,013	13,654,334	(239,989)	21,398,358
2022	6,886,074	788,452	222,969	7,897,495
2021	6,385,557	3,723,543	66,841	10,175,941

7 The Stock Awards reported in the SCT were adjusted as shown below for each applicable year and reflect the year-over-year change in the fair value of equity awards.
	Minus SCT Value of Equity Granted During the Year ($)	Plus Fair Value at Year-end of Equity Granted During the Year ($)	Increase (Decrease) from Prior Year-End in Fair Value of Awards that Vested During the Year ($)	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years ($)	Total Equity Award Adjustments ($)
CEO Equity Award Adjustments
2025	(4,881,783)	5,626,053	357,052	7,114,461	8,215,783
2024	(5,250,007)	9,042,944	313,964	10,332,490	14,439,391
2023	(5,000,012)	9,045,893	286,461	9,321,992	13,654,334
2022	(4,000,012)	3,802,340	64,230	921,894	788,452
2021	(3,500,001)	6,220,556	(38,603)	1,041,591	3,723,543

8 The total pension benefit adjustments for each applicable year replace the SCT values with the actuarially determined service cost for services rendered during the applicable year (the “service cost”) and the change in liability due to amendments to the plan. See additional discussion below.

	Change in Pension Value ($)	Total Service Cost ($)	Change in Liability due to Amendments ($)	Payments ($)	Total Pension Benefit Adjustments ($)
CEO Pension Benefit Adjustments
2025	(180,371)	—	—	—	(180,371)
2024	—	—	—	—	—
2023	(239,989)	—	—	—	(239,989)
2022	—	167,999	54,970	—	222,969
2021	(94,133)	150,713	3,362	6,899	66,841

Non-PEO NEO Average Total Compensation Amount		3,124,856			2,830,902			2,793,593			2,839,667			2,810,550
Non-PEO NEO Average Compensation Actually Paid Amount		6,449,591			6,428,442			5,858,792			3,307,887			4,282,221
Adjustment to Non-PEO NEO Compensation Footnote

6 The following table shows adjustments to the average SCT Total for non-CEO NEOs in order to determine CAP:
Year	Average SCT Total for Non-CEO NEOs ($)	Average Equity Award Adjustments[7] ($)	Average Pension Benefits Adjustments[8] ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	3,124,856	3,402,718	(77,983)	6,449,591
2024	2,830,902	3,610,933	(13,393)	6,428,442
2023	2,793,593	3,125,637	(60,438)	5,858,792
2022	2,839,667	343,065	125,155	3,307,887
2021	2,810,550	1,468,170	3,501	4,282,221

Non-CEO NEO Equity Award Adjustments
2025	(1,441,305)	1,661,043	587,219	2,595,761	3,402,718
2024	(1,275,011)	2,167,986	224,195	2,493,763	3,610,933
2023	(1,559,014)	2,659,682	78,281	1,946,688	3,125,637
2022	(1,305,010)	1,240,519	67,773	339,783	343,065
2021	(1,250,011)	2,212,577	(16,423)	522,027	1,468,170

Non-CEO NEO Pension Benefit Adjustments
2025	(77,983)	—	—	—	(77,983)
2024	(13,393)	—	—	—	(13,393)
2023	(74,415)	—	—	13,977	(60,438)
2022	(9,722)	100,543	33,204	1,130	125,155
2021	(89,424)	90,381	(414)	2,958	3,501

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Company Total Shareholder Return ("TSR") and Peer Group TSR and Company CAP and Company TSR. The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are aligned with our TSR.

Compensation Actually Paid vs. Net Income
Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the CEO and average other NEO CAP and our GAAP Net Income. GAAP net income is not used as a metric in our annual or long-term incentive plans, but its value affects various metrics used to determine executive compensation.

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Adjusted Book Value per Share Growth (our Company-Selected Measures). The graph below reflects the relationship between CEO and average other NEO CAP and Annual ABVS Growth. Cumulative ABVS Growth determines the number of performance-based restricted stock units that vest under our long-term equity awards granted under our executive compensation program, and it is an important driver of long-term shareholder value creation.

Total Shareholder Return Vs Peer Group
Relationship between Company Total Shareholder Return ("TSR") and Peer Group TSR and Company CAP and Company TSR. The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are aligned with our TSR.

Tabular List, Table

Performance Measure
Cumulative Adjusted Book Value per Share Growth
Return on Equity (ROE)
New Insurance Written (NIW)
Insurance In Force (IIF)
Strategic Performance (Capital, Corporate Sustainability and Transformation)

Total Shareholder Return Amount		261.36			207.61			165.20			108.38			117.20
Peer Group Total Shareholder Return Amount		206.37			177.27			147.06			121.15			128.40
Net Income (Loss)		738,347,000			762,994,000			712,949,000			865,349,000			634,983,000
Company Selected Measure Amount			2.97	0.14		2.80	0.14		2.42	0.14		2.80	0.19		1.97	0.15
PEO Name	Mr. Mattke
Additional 402(v) Disclosure	Cumulative ABVS Growth is used to determine the number of restricted stock units that vest under our long-term equity awards granted under our executive compensation program. The annual percentage growth in ABVS is shown to provide context to the reader of this Proxy Statement.
Salary, Non-Equity Incentive Plan Compensation, Nonqualified Deferred Compensation Earnings and All Other Compensation are each calculated in the same manner for purposes of both CAP and SCT. There are two primary differences between the calculation of CAP and SCT total compensation:

	SCT Total	CAP
Pension	Year over year change in the actuarial present value of pension benefits.
Current year service cost and the change to any prior year service cost (if a plan amendment occurred during the year).

As of January 1, 2023 the pension plan was frozen (no future benefits accrue for participants due to employment and no new participants will be added). Participants continue to earn interest credits on applicable benefits.

Stock and Option Awards	Grant date fair value of stock and option awards granted during the year.	Year over year change in the fair value of stock and option awards that are expected to vest as of the end of the year, or vested or were forfeited during the year, including dividend equivalents as applicable. Vesting is tied to growth in the Company's adjusted book value per share, as described further in our CD&A.
	The decreased CAP for our CEO and non-CEO NEOs in 2025 is primarily due to the equity award adjustments. The fair value of unvested equity at year end was most impacted by Company performance factors. Additionally, the value of equity granted during 2025 was subject to a 7% discount for illiquidity.
Measure:: 1
Pay vs Performance Disclosure
Name	Cumulative Adjusted Book Value per Share Growth
Non-GAAP Measure Description	The figures shown in this column are annual growth in adjusted book value per share ("ABVS"). ABVS represents shareholder's equity divided by Common Stock shares outstanding, adjusted for the net-of-tax, per share effects of accumulated other comprehensive income/(loss), litigation accruals, debt and Common Stock repurchases, shareholder dividends, share-based compensation, the financial impacts of certain changes made by the GSEs inconsistent with prior business practices, and adjustments set forth in the Omnibus Incentive Plan, including without limitation, for the effect of changes in accounting rules and tax law. Prior to 2024, we did not consider Common Stock issued from share-based compensation plans in our calculation of ABVS. The values for all years shown in this column have been calculated in accordance with this updated methodology.
For all years shown, we considered cumulative ABVS growth our most important measure of financial performance. For information about the relationship between cumulative ABVS and our executive compensation, please see "2025 Long-Term Equity Awards" in our CD&A.
ABVS is a non-GAAP financial measure. For a description of how we calculate this measure and a reconciliation of this measure to its nearest comparable GAAP measure, see Appendix B.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Equity (ROE)
Measure:: 3
Pay vs Performance Disclosure
Name	New Insurance Written (NIW)
Measure:: 4
Pay vs Performance Disclosure
Name	Insurance In Force (IIF)
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic Performance (Capital, Corporate Sustainability and Transformation)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		(180,371)			0			(239,989)			0			(94,133)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		0			0			0			167,999			150,713
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,215,783			14,439,391			13,654,334			788,452			3,723,543
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,881,783)			(5,250,007)			(5,000,012)			(4,000,012)			(3,500,001)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,626,053			9,042,944			9,045,893			3,802,340			6,220,556
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,114,461			10,332,490			9,321,992			921,894			1,041,591
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		357,052			313,964			286,461			64,230			(38,603)
PEO | Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(180,371)			0			(239,989)			222,969			66,841
PEO | Pension Adjustments, Change In Liability Due To Amendments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		0			0			0			54,970			3,362
PEO | Pension Adjustments, Payments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		0			0			0			0			6,899
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		(77,983)			(13,393)			(74,415)			(9,722)			(89,424)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		0			0			0			100,543			90,381
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,402,718			3,610,933			3,125,637			343,065			1,468,170
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,441,305)			(1,275,011)			(1,559,014)			(1,305,010)			(1,250,011)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,661,043			2,167,986			2,659,682			1,240,519			2,212,577
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,595,761			2,493,763			1,946,688			339,783			522,027
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		587,219			224,195			78,281			67,773			(16,423)
Non-PEO NEO | Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(77,983)			(13,393)			(60,438)			125,155			3,501
Non-PEO NEO | Pension Adjustments, Change In Liability Due To Amendments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		0			0			0			33,204			(414)
Non-PEO NEO | Pension Adjustments, Payments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		$ 0			$ 0			$ 13,977			$ 1,130			$ 2,958